Merger	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Merger [Line Items]
MERGER

NOTE 8 – MERGER

On April 14, 2023 (“Closing”), the Company consummated the acquisition of CardioVentures, Inc., a Delaware corporation (“CardioVentures”), pursuant to a Merger Agreement dated November 7, 2022 (the “Merger Agreement”), by and among the Company, a wholly owned subsidiary of the Company (“Merger Sub”), CardioVentures and Dr. Sudhir Srivastava, who, through his holding company, owned a controlling interest in CardioVentures.

CardioVentures, through a subsidiary, owns a controlling interest in Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company (“SSI-India”). Based in Haryana, India, SSI-India is engaged in the business of developing innovative surgical robotic technologies with a vision to make the benefits of robotic surgery affordable and accessible to a larger part of the global population. SSII’s product range includes its proprietary “SSI Mantra” surgical robotic system and a wide range of surgical instruments capable of supporting a variety of cardiac and other surgical procedures. The Company now intends to focus on the business of SSI-India and has plans to globally expand the presence of its technologically advanced, user-friendly, and cost-effective surgical robotic solutions.

Pursuant to the Merger Agreement, at Closing, Merger Sub merged with and into CardioVentures (the “Merger”). In the Merger, holders of the outstanding shares of common stock of CardioVentures (including certain parties who provided interim convertible financing during the pendency of the Merger Agreement, were issued 135,808,884 shares of SSII common stock, representing approximately 95% of issued and outstanding shares of SSII common stock post-Merger, with the existing shareholders of SSII holding approximately 6,544,344 shares of SSII common stock representing approximately 5% of issued and outstanding shares of SSII common stock post-Merger.

Pursuant to the Merger Agreement, at Closing, the holders of CardioVentures common stock also received shares of newly designated Series A Non-Convertible Preferred Stock (the “Series A Preferred Shares”).

The Series A Preferred Shares vote together with shares of SSII common stock as a single class on all matters presented to a vote of shareholders, except as required by law, and entitle the holders of the Series A Preferred Shares to exercise 51.0% of the total voting power of the Company. The Series A Preferred Shares are not convertible into common stock, do not have any dividend rights and have a nominal liquidation preference. The Series A Preferred Shares also have certain protective provisions, such as requiring the vote of a majority of Series A Preferred Shares to change or amend their rights, powers, privileges, limitations and restrictions. The Series A Preferred Shares will be automatically redeemed by the Company for nominal consideration at such time as the holders of the Series A Preferred Shares own less than 50% of the shares of SSII common stock received in the Merger.

Contemporaneously with the Closing, the Company also changed its name to “SS Innovations International, Inc.,” effected a one for ten reverse stock split and increased its authorized common stock to 250,000,000 shares.

In addition to the foregoing, following Closing, the Company issued 14,029,170 post-Merger shares of SSII common stock to Dr. Frederic Moll and one other accredited investor, who each provided $3,000,000 in interim financing to the Company pending consummation of the Merger. Pursuant to his investment agreement with the Company, dated April 7, 2023, which included his $3,000,000 investment, and which was described in and included as an Exhibit to the Company’s Report on Form 8-K, dated April 14, 2023, Dr. Moll received 7% of SSI’s post-merger issued and outstanding common stock on a fully diluted basis or an aggregate of 10,149,232 SSI Shares.

As a result of the foregoing, a “Change in Control” of the Company occurred, with Dr. Sudhir Srivastava becoming the Company’s principal and controlling shareholder.

Concurrent with consummation of the Merger, Dr. Sudhir Srivastava, through his holding company, assigned patents, trademarks and other intellectual property used in the development, commercialization, manufacturing and sale of its medical and surgical robotic systems and products (the “SSII Intellectual Property”) to a wholly owned subsidiary of SSII.

Avra Medical Robotics, Inc. [Member]
Merger [Line Items]
MERGER

NOTE 6 – MERGER

On August 5, 2022, AVRA entered into a non-binding letter of intent with Dr. Sudhir Srivastava (“Dr. Sudhir”), Cardio Ventures Pvt. Ltd., a Bahamian private limited company of which Dr. Sudhir is the sole stockholder(“Cardio”), Otto Pvt, Ltd., a Bahamian private limited company and direct subsidiary of Cardio (“Otto”) and Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company and indirect subsidiary of Cardio (“SSI,” and together with Cardio and Otto, the “SSI Parties”) with respect to a business combination between AVRA and the SSI Parties (the “Transaction”). SSI, based in Haryana, India is engaged in the development, commercialization, manufacturing and sale of medical and surgical robotic systems utilizing patents, trademarks and other intellectual property held by Dr. Sudhir (the “SSI Intellectual Property”).

If and when the transaction is consummated, the business of the SSI Parties, including the SSI Intellectual Property will be owned by AVRA. The shareholders of the SSI Parties will own 95% of the common stock of post-transaction AVRA and the current shareholders of AVRA will own 5% of the common stock of post-transaction AVRA. In addition, there will be changes in composition of the board of directors, implementation of corporate governance policies and changes in management, all with a view to listing the common stock of AVRA on the Nasdaq Stock Market, LLC or another National Securities Exchange. In addition, AVRA will change its name to “SS Innovations, Inc.”

Consummation of the Transaction is subject to, among other matters, the negotiation and execution of definitive agreements and documentation, containing, in addition to the above terms, terms and conditions customary for agreements of this type and nature, including, without limitation, representations, warranties, and indemnities of the parties.

Consummation of the Transaction is also subject to completion of a due diligence review by each party of the other, the results of which shall be satisfactory to the reviewing parties in their sole discretion.

Given the foregoing, there can be no assurance given that the Company will be able to successfully complete the Transaction.

In connection with executing the letter of intent, we advanced the SSI Parties, the amount of $4,000,000 (the “Interim Financing”). Interim Financing is evidenced by six notes - $1,000,000, $100,000, $500,000, $500,000, $900,000, and $1,000,000. All are one-year Automatically Convertible Notes made in favor of the Company by Cardio, Otto and Dr Sudhir, jointly and severally (the “Cardio Notes”). Interest on the Cardio Notes shall accrue at the rate of 7% per annum, payable together with the principal amount at maturity. The Cardio Notes have an original issue discount of 10% on $2,000,000 and 6% on the balance. If the Cardio Notes are not repaid in full on or at maturity, they will automatically convert into a percentage equity interest in Cardio determined by dividing the principal amount of and accrued interest on the Cardio Notes divided by $100 million. The Cardio Notes contains customary default provisions and other typical terms and condition.

We may make additional advances to the SSI Parties of up to an aggregate principal amount of $5,000,000 of Interim Financing, evidenced by additional Cardio Notes. These Cardio Notes will be substantially similar in form and substance to the first Cardio Notes, provided, however, that Cardio Notes issued in excess of an aggregate principal amount of $2,000,000, will have an original issue discount of 6% as opposed to 10%, and the valuation for determining conversion may be $250 million as opposed to $100 million.

In order to fund the Interim Financing, the Company offered and sold one-year convertible promissory notes (the “Convertible Notes”) of $1,000,000 (maturity date 08-15-2023), $500,000 (maturity date 10-26-2023), and $500,000 (maturity date 12-01-2023) to one accredited investor and $100,000 (maturity date 09-10-2023), $900,000 (maturity date 11-23-2023), and $1,000,000 (maturity date 12-29-2023) to another. The Convertible Notes will have the same interest rate and payment terms as the Cardio Notes and otherwise be substantially similar to the Cardio Notes, provided, however, that the Convertible Notes do not have an original issue discount. Further, upon consummation of the Transaction (if and when it is consummated) the Convertible Notes will automatically convert into a number of AVRA Shares determined by dividing the principal amount of the Convertible Notes by $100 million and multiplying such number expressed as a percentage by the number of AVRA Shares issued to Dr. Sudhir and the other shareholders of the SSI Parties (if any) upon closing of the Transaction. The Company may offer and sell up to an aggregate principal amount of $5,000,000 in Convertible Notes in order to fund the Interim Financing.

The Convertible Notes were issued in a private transaction pursuant to the exemptions from registration under the Section 4(a)2 of the Securities Act of 1933, as amended (the “Securities Act”) and the rules and regulations promulgated thereunder.